Depreciation and Amortization	12 Months Ended
Dec. 31, 2022
Depreciation and Amortization Disclosure [Abstract]
Depreciation and Amortization
37.	Depreciation and Amortization:

The amounts corresponding to charges to results for depreciation and amortization during the year 2022, 2021 and 2020, are detailed as follows:

	2022	2021	2020
	MCh$	MCh$	MCh$

Amortization of intangibles assets
Other intangible assets arising from business combinations	—	—	—
Other independently originated intangible assets	21,502	17,831	15,865
Depreciation of property and equipment
Buildings and land	9,228	8,895	9,249
Other property and equipment	21,708	20,873	20,596
Depreciation and impairment of leased assets
Buildings and land	30,804	28,339	26,725
Other property and equipment	—	—	—
Depreciation for improvements in leased real estate as leased of right-to-use assets	963	860	922
Amortization for the right-to-use other intangible assets under lease	—	—	—
Depreciation of other assets for investment properties	—	—	—
Amortization of other assets per activity income asset	—	—	—
Total	84,205	76,798	73,357